DREYFUS BASIC MONEY MARKET FUND, INC
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment if your account balance is less than $50,000)
Shareholder Fees	DREYFUS BASIC MONEY MARKET FUND, INC DREYFUS BASIC MONEY MARKET FUND, INC USD ($)
Exchange fee	$ 5.00
Account closeout fee	5.00
Wire and TeleTransfer redemption fee	5.00
Checkwriting charge	$ 2.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DREYFUS BASIC MONEY MARKET FUND, INC DREYFUS BASIC MONEY MARKET FUND, INC
Management fees	0.50%
Other expenses	0.29%
Shareholder services fees	0.09%
Miscellaneous other expenses	0.20%
Total annual fund operating expenses	0.79%
Fee waiver and/or expense reimbursement	(0.34%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.45%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that total annual fund operating expenses do not exceed 0.45% of the fund's average daily net assets. BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement upon at least 90 days' prior notice to investors, but has committed not to do so until at least July 1, 2020.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC | USD ($)	46	218	405	946

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC | USD ($)	46	218	405	946

Principal Investment Strategy

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund's investments are concentrated in the banking industry because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the average annual total returns of the fund's shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2018: 0.50% Worst Quarter Q3, 2015: 0.00% The year-to-date total return of the fund's shares as of March 31, 2019 was 0.55%.
Average Annual Total Returns as of 12/31/18
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC	1.65%	0.51%	0.29%

For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).